Tax On Profit On Ordinary Activities - Unremitted Earnings (Details) - GBP (£) £ in Thousands	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2020	[1]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Aggregate amount of unremitted profits	£ 108,000	£ 71,400
Deferred tax liabilities	10,826	10,124	[1]	£ 5,861
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	£ 4,400	£ 2,100

[1]	Restated to include the effects of IFRIC agenda decision on cloud configuration and customisation costs and to include the effect of revisions arising from provisional to final acquisition accounting for Five and Levvel (refer to note 3C for details).